Investor Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.70%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.46%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.46%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2009 +25.35%
Lowest Quarter:  4th Quarter 2008 -30.53%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	Since Inception
Investor Class	Mar 28, 2002	18.50%	3.70%	7.91%
Investor Class After Taxes on Distributions	Mar 28, 2002	18.29%	3.26%	7.45%
Investor Class After Taxes on Distributions and Sales	Mar 28, 2002	12.10%	3.10%	6.85%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.23%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	118	383	669	1,482

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009 +25.53%
Lowest Quarter:  4th Quarter 2008 -30.45%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	Since Inception
Admin Class	Apr 8, 2005	18.91%	4.08%	8.17%
Admin Class After Taxes on Distributions	Apr 8, 2005	18.60%	3.60%	7.69%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	12.41%	3.42%	7.08%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.96%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009 +25.52%
Lowest Quarter:  4th Quarter 2008 -30.46%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Aug 31, 2006	19.20%	4.26%	8.27%
Class I After Taxes on Distributions	Aug 31, 2006	18.84%	3.75%	7.78%
Class I After Taxes on Distributions and Sales	Aug 31, 2006	12.61%	3.56%	7.16%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small/Mid Cap Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small/Mid Cap Value Fund		Class A	Class C
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.63%	0.63%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	2.14%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.39%	2.14%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class C	317	670	1,149	2,472

Expense Example, No Redemption WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	217	670	1,149	2,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:3rd Quarter 2009 +25.43%
Lowest Quarter: 4th Quarter 2008 -30.55%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small/Mid Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class A	Jul 31, 2007	11.80%	2.55%	7.22%
Class A After Taxes on Distributions	Jul 31, 2007	11.55%	2.08%	6.75%
Class A After Taxes on Distributions and Sales	Jul 31, 2007	7.75%	2.09%	6.22%
Class C	Jul 31, 2007	16.70%	3.06%	7.38%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small Cap Value Fund		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
Fee Waivers		(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.32%	2.07%	2.07%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	702	977	1,273	2,113
Class B	710	957	1,330	2,157
Class C	310	657	1,130	2,438

Expense Example, No Redemption WF Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	210	657	1,130	2,157
Class C	210	657	1,130	2,438

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +22.44%
Lowest Quarter:  4th Quarter 2008 -24.91%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Nov 30, 2000	12.49%	5.55%	11.45%
Class A After Taxes on Distributions	Nov 30, 2000	12.35%	4.76%	10.58%
Class A After Taxes on Distributions and Sales	Nov 30, 2000	8.21%	4.68%	10.05%
Class B	Nov 30, 2000	13.40%	5.69%	11.53%
Class C	Nov 30, 2000	17.48%	6.02%	11.30%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.12%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	114	373	652	1,447

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jul 30, 2010	19.76%	7.17%	12.39%
Admin Class After Taxes on Distributions	Jul 30, 2010	19.36%	6.25%	11.46%
Admin Class After Taxes on Distributions and Sales	Jul 30, 2010	12.84%	6.00%	10.88%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.93%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Jul 31, 2007	19.84%	7.18%	12.40%
Class I After Taxes on Distributions	Jul 31, 2007	19.61%	6.33%	11.50%
Class I After Taxes on Distributions and Sales	Jul 31, 2007	13.06%	6.08%	10.92%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.66%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.35%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	137	445	774	1,706

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.88%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	10 Years
Investor Class	Dec 31, 1997	19.40%	6.88%	12.24%
Investor Class After Taxes on Distributions	Dec 31, 1997	19.26%	6.09%	11.37%
Investor Class After Taxes on Distributions and Sales	Dec 31, 1997	12.70%	5.84%	10.79%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	103	334	584	1,300

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.76%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class I	Apr 8, 2005	20.20%	2.66%	9.08%
Class I After Taxes on Distributions	Apr 8, 2005	20.20%	2.01%	7.97%
Class I After Taxes on Distributions and Sales	Apr 8, 2005	13.13%	2.04%	7.44%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.76%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.57%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.50%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.49% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	153	489	849	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.85%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	Since Inception
Investor Class	Mar 28, 2002	19.62%	2.12%	8.71%
Investor Class After Taxes on Distributions	Mar 28, 2002	19.62%	1.52%	7.63%
Investor Class After Taxes on Distributions and Sales	Mar 28, 2002	12.76%	1.60%	7.12%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A

Retail Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Intrinsic Small Cap Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Intrinsic Small Cap Value Fund		Class A	Class C
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.69%	0.69%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.50%	2.25%
Fee Waivers		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.46%	2.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.45% for Class A and 2.20% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,018	1,343	2,259
Class C	324	699	1,201	2,582

Expense Example, No Redemption WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	224	699	1,201	2,582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.90%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class A	Mar 31, 2008	12.78%	0.94%	7.99%
Class A After Taxes on Distributions	Mar 31, 2008	12.78%	0.34%	6.91%
Class A After Taxes on Distributions and Sales	Mar 31, 2008	8.30%	0.59%	6.47%
Class C	Mar 31, 2008	17.75%	1.44%	8.08%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Administrator Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	412	722	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.87%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	Since Inception
Admin Class	Apr 8, 2005	19.98%	2.45%	8.94%
Admin Class After Taxes on Distributions	Apr 8, 2005	19.98%	1.82%	7.85%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	12.99%	1.87%	7.32%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Class I Institutional Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.90% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	93	303	530	1,184

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2009 +25.47%
Lowest Quarter:  4th Quarter 2008 -27.15%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Apr 8, 2005	27.12%	10.29%	6.08%
Class I After Taxes on Distributions	Apr 8, 2005	26.18%	8.68%	5.09%
Class I After Taxes on Distributions and Sales	Apr 8, 2005	18.87%	8.25%	4.88%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Investor Class Investor Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.67%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.47%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.47%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +25.31%
Lowest Quarter:  4th Quarter 2008 -27.27%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Investor Prospectus	Inception Date	1 Year	5 Years	10 Years
Investor Class	Apr 8, 2005	26.38%	9.58%	5.57%
Investor Class After Taxes on Distributions	Apr 8, 2005	25.40%	7.95%	4.58%
Investor Class After Taxes on Distributions and Sales	Apr 8, 2005	18.45%	7.62%	4.43%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Admin Class Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.24%
Fee Waivers		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	390	678	1,497

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +25.27%
Lowest Quarter:  4th Quarter 2008 -27.20%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jun 6, 2003	26.70%	9.96%	5.89%
Admin Class After Taxes on Distributions	Jun 6, 2003	25.74%	8.34%	4.90%
Admin Class After Taxes on Distributions and Sales	Jun 6, 2003	18.62%	7.96%	4.72%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small Cap Growth Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small Cap Growth Fund		Class A	Class B	Class C
Management Fees		0.79%	0.79%	0.79%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	2.15%	2.15%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%	2.15%	2.15%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A, 2.15% for Class B, and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	718	973	1,354	2,203
Class C	318	673	1,154	2,483

Expense Example, No Redemption WF Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	218	673	1,154	2,203
Class C	218	673	1,154	2,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +25.38%
Lowest Quarter:  4th Quarter 2008 -27.18%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small Cap Growth Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Jul 13, 1990	19.14%	8.44%	5.11%
Class A After Taxes on Distributions	Jul 13, 1990	18.22%	6.83%	4.12%
Class A After Taxes on Distributions and Sales	Jul 13, 1990	13.66%	6.62%	4.02%
Class B	Jun 6, 2003	20.49%	8.61%	5.18%
Class C	Jun 6, 2003	24.54%	8.90%	4.95%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus Wells Fargo Special Small Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Prospectus Wells Fargo Special Small Cap Value Fund		Class A	Class B	Class C
Management Fees		0.79%	0.79%	0.79%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%
Fee Waivers		(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.35%	2.10%	2.10%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.34% for Class A, 2.09% for Class B, and 2.09% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	990	1,310	2,211
Class B	713	971	1,367	2,257
Class C	313	671	1,167	2,535

Expense Example, No Redemption Wells Fargo Special Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	671	1,167	2,257
Class C	213	671	1,167	2,535

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Class A (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009 +23.78%
Lowest Quarter:  4th Quarter 2008 -26.08%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	May 7, 1993	15.52%	2.71%	8.46%
Class A After Taxes on Distributions	May 7, 1993	15.52%	1.52%	7.26%
Class A After Taxes on Distributions and Sales	May 7, 1993	10.09%	2.21%	7.19%
Class B	Mar 26, 1999	16.68%	2.86%	8.54%
Class C	Dec 12, 2000	20.72%	3.15%	8.30%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Special Small Cap Value Fund	Admin Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Special Small Cap Value Fund		Admin Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.31%
Fee Waivers		(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.10%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator Prospectus	112	373	677	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin	Jul 30, 2010	22.96%	4.19%	9.39%
Admin After Taxes on Distributions	Jul 30, 2010	22.96%	2.95%	8.13%
Admin After Taxes on Distributions and Sales	Jul 30, 2010	14.92%	3.47%	8.00%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Special Small Cap Value Fund	Institutional Class Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Special Small Cap Value Fund		Institutional Class Institutional Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.04%
Fee Waivers		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.94% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Institutional Prospectus	97	313	556	1,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Institutional Class	Jul 30, 2010	22.96%	4.19%	9.39%
Institutional Class After Taxes on Distributions	Jul 30, 2010	22.96%	2.95%	8.13%
Institutional Class After Taxes on Distributions and Sales	Jul 30, 2010	14.92%	3.47%	8.00%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Traditional Small Cap Growth Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Traditional Small Cap Growth Fund		Admin Class Administrator Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.32%
Fee Waivers		(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	396	702	1,570

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Feb 7, 1995	27.47%	5.26%	4.07%
Admin Class After Taxes on Distributions	Apr 8, 2005	27.47%	4.37%	3.45%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	17.85%	4.43%	3.45%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Traditional Small Cap Growth Fund	Institutional Class Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Traditional Small Cap Growth Fund		Institutional Class Institutional Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%
[1]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Institutional Prospectus	101	322	567	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Institutional Class	Nov 19, 1997	27.62%	5.28%	4.08%
Institutional Class After Taxes on Distributions	Nov 19, 1997	27.62%	4.39%	3.47%
Institutional Class After Taxes on Distributions and Sales	Nov 19, 1997	17.95%	4.45%	3.46%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus Wells Fargo Advantage Traditional Small Cap Growth Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Prospectus Wells Fargo Advantage Traditional Small Cap Growth Fund		Class A	Class C
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.67%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.48%	2.23%
Fee Waivers		(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.34%	2.09%
[1]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 2.08% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	989	1,311	2,219
Class C	312	670	1,169	2,542

Expense Example, No Redemption Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	212	670	1,169	2,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 4th Quarter 2001 +25.43%
Lowest Quarter:  4th Quarter 2008 -26.57%

Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Jun 5, 1995	19.90%	3.76%	3.18%
Class A After Taxes on Distributions	Jun 5, 1995	19.90%	2.87%	2.56%
Class A After Taxes on Distributions and Sales	Jun 5, 1995	12.93%	3.14%	2.67%
Class C	Jul 30, 2010	25.90%	4.94%	3.77%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Administrator Prospectus | WF Small Cap Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Opportunities Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Opportunities Fund		Admin Class Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.25%
Fee Waivers		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	125	395	684	1,510

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies. Currently, we consider small capitalization companies to be those with market capitalizations of  $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +19.83%
Lowest Quarter:  4th Quarter 2008 -24.06%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Opportunities Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Aug 1, 1993	20.83%	8.19%	9.54%
Admin Class After Taxes on Distributions	Aug 1, 1993	20.83%	6.79%	7.99%
Admin Class After Taxes on Distributions and Sales	Aug 1, 1993	13.54%	6.62%	7.74%
Russell 2000® Total Return (reflects no deduction for fees, expenses, or taxes)		26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Retail Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small Cap Growth Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small Cap Growth Fund		Class A	Class B	Class C
Management Fees		0.79%	0.79%	0.79%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	2.15%	2.15%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%	2.15%	2.15%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A, 2.15% for Class B, and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,158
Class B	718	973	1,354	2,203
Class C	318	673	1,154	2,483

Expense Example, No Redemption WF Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	218	673	1,154	2,203
Class C	218	673	1,154	2,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +25.38%
Lowest Quarter:  4th Quarter 2008 -27.18%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small Cap Growth Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Jul 13, 1990	19.14%	8.44%	5.11%
Class A After Taxes on Distributions	Jul 13, 1990	18.22%	6.83%	4.12%
Class A After Taxes on Distributions and Sales	Jul 13, 1990	13.66%	6.62%	4.02%
Class B	Jun 6, 2003	20.49%	8.61%	5.18%
Class C	Jun 6, 2003	24.54%	8.90%	4.95%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus Wells Fargo Special Small Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Prospectus Wells Fargo Special Small Cap Value Fund		Class A	Class B	Class C
Management Fees		0.79%	0.79%	0.79%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%
Fee Waivers		(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.35%	2.10%	2.10%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.34% for Class A, 2.09% for Class B, and 2.09% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	990	1,310	2,211
Class B	713	971	1,367	2,257
Class C	313	671	1,167	2,535

Expense Example, No Redemption Wells Fargo Special Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	671	1,167	2,257
Class C	213	671	1,167	2,535

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Class A (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009 +23.78%
Lowest Quarter:  4th Quarter 2008 -26.08%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	May 7, 1993	15.52%	2.71%	8.46%
Class A After Taxes on Distributions	May 7, 1993	15.52%	1.52%	7.26%
Class A After Taxes on Distributions and Sales	May 7, 1993	10.09%	2.21%	7.19%
Class B	Mar 26, 1999	16.68%	2.86%	8.54%
Class C	Dec 12, 2000	20.72%	3.15%	8.30%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus Wells Fargo Advantage Traditional Small Cap Growth Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Prospectus Wells Fargo Advantage Traditional Small Cap Growth Fund		Class A	Class C
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.67%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.48%	2.23%
Fee Waivers		(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.34%	2.09%
[1]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 2.08% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	989	1,311	2,219
Class C	312	670	1,169	2,542

Expense Example, No Redemption Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	212	670	1,169	2,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 4th Quarter 2001 +25.43%
Lowest Quarter:  4th Quarter 2008 -26.57%

Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Jun 5, 1995	19.90%	3.76%	3.18%
Class A After Taxes on Distributions	Jun 5, 1995	19.90%	2.87%	2.56%
Class A After Taxes on Distributions and Sales	Jun 5, 1995	12.93%	3.14%	2.67%
Class C	Jul 30, 2010	25.90%	4.94%	3.77%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A

Retail Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small/Mid Cap Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small/Mid Cap Value Fund		Class A	Class C
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.63%	0.63%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	2.14%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.39%	2.14%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class C	317	670	1,149	2,472

Expense Example, No Redemption WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	217	670	1,149	2,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:3rd Quarter 2009 +25.43%
Lowest Quarter: 4th Quarter 2008 -30.55%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small/Mid Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class A	Jul 31, 2007	11.80%	2.55%	7.22%
Class A After Taxes on Distributions	Jul 31, 2007	11.55%	2.08%	6.75%
Class A After Taxes on Distributions and Sales	Jul 31, 2007	7.75%	2.09%	6.22%
Class C	Jul 31, 2007	16.70%	3.06%	7.38%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Small Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Small Cap Value Fund		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
Fee Waivers		(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.32%	2.07%	2.07%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	702	977	1,273	2,113
Class B	710	957	1,330	2,157
Class C	310	657	1,130	2,438

Expense Example, No Redemption WF Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	210	657	1,130	2,157
Class C	210	657	1,130	2,438

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +22.44%
Lowest Quarter:  4th Quarter 2008 -24.91%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	10 Years
Class A	Nov 30, 2000	12.49%	5.55%	11.45%
Class A After Taxes on Distributions	Nov 30, 2000	12.35%	4.76%	10.58%
Class A After Taxes on Distributions and Sales	Nov 30, 2000	8.21%	4.68%	10.05%
Class B	Nov 30, 2000	13.40%	5.69%	11.53%
Class C	Nov 30, 2000	17.48%	6.02%	11.30%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus WF Intrinsic Small Cap Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Prospectus WF Intrinsic Small Cap Value Fund		Class A	Class C
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.69%	0.69%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.50%	2.25%
Fee Waivers		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.46%	2.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.45% for Class A and 2.20% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund Retail Prospectus (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,018	1,343	2,259
Class C	324	699	1,201	2,582

Expense Example, No Redemption WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Retail Prospectus	224	699	1,201	2,582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.90%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Retail Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class A	Mar 31, 2008	12.78%	0.94%	7.99%
Class A After Taxes on Distributions	Mar 31, 2008	12.78%	0.34%	6.91%
Class A After Taxes on Distributions and Sales	Mar 31, 2008	8.30%	0.59%	6.47%
Class C	Mar 31, 2008	17.75%	1.44%	8.08%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Administrator Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Special Small Cap Value Fund	Admin Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Special Small Cap Value Fund		Admin Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.31%
Fee Waivers		(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.10%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator Prospectus	112	373	677	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin	Jul 30, 2010	22.96%	4.19%	9.39%
Admin After Taxes on Distributions	Jul 30, 2010	22.96%	2.95%	8.13%
Admin After Taxes on Distributions and Sales	Jul 30, 2010	14.92%	3.47%	8.00%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Traditional Small Cap Growth Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Traditional Small Cap Growth Fund		Admin Class Administrator Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.32%
Fee Waivers		(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	396	702	1,570

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Feb 7, 1995	27.47%	5.26%	4.07%
Admin Class After Taxes on Distributions	Apr 8, 2005	27.47%	4.37%	3.45%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	17.85%	4.43%	3.45%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Opportunities Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Opportunities Fund		Admin Class Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.25%
Fee Waivers		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	125	395	684	1,510

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies. Currently, we consider small capitalization companies to be those with market capitalizations of  $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +19.83%
Lowest Quarter:  4th Quarter 2008 -24.06%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Opportunities Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Aug 1, 1993	20.83%	8.19%	9.54%
Admin Class After Taxes on Distributions	Aug 1, 1993	20.83%	6.79%	7.99%
Admin Class After Taxes on Distributions and Sales	Aug 1, 1993	13.54%	6.62%	7.74%
Russell 2000® Total Return (reflects no deduction for fees, expenses, or taxes)		26.85%	4.47%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Admin Class Administrator Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.24%
Fee Waivers		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	390	678	1,497

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009 +25.27%
Lowest Quarter:  4th Quarter 2008 -27.20%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jun 6, 2003	26.70%	9.96%	5.89%
Admin Class After Taxes on Distributions	Jun 6, 2003	25.74%	8.34%	4.90%
Admin Class After Taxes on Distributions and Sales	Jun 6, 2003	18.62%	7.96%	4.72%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.23%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	118	383	669	1,482

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009 +25.53%
Lowest Quarter:  4th Quarter 2008 -30.45%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	Since Inception
Admin Class	Apr 8, 2005	18.91%	4.08%	8.17%
Admin Class After Taxes on Distributions	Apr 8, 2005	18.60%	3.60%	7.69%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	12.41%	3.42%	7.08%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.12%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	114	373	652	1,447

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	10 Years
Admin Class	Jul 30, 2010	19.76%	7.17%	12.39%
Admin Class After Taxes on Distributions	Jul 30, 2010	19.36%	6.25%	11.46%
Admin Class After Taxes on Distributions and Sales	Jul 30, 2010	12.84%	6.00%	10.88%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Admin Class Administrator Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Admin Class Administrator Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.34%
Fee Waivers		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Class Administrator Prospectus	123	412	722	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.87%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Administrator Prospectus	Inception Date	1 Year	5 Years	Since Inception
Admin Class	Apr 8, 2005	19.98%	2.45%	8.94%
Admin Class After Taxes on Distributions	Apr 8, 2005	19.98%	1.82%	7.85%
Admin Class After Taxes on Distributions and Sales	Apr 8, 2005	12.99%	1.87%	7.32%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Institutional Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Class I Institutional Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.90% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	93	303	530	1,184

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2009 +25.47%
Lowest Quarter:  4th Quarter 2008 -27.15%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Apr 8, 2005	27.12%	10.29%	6.08%
Class I After Taxes on Distributions	Apr 8, 2005	26.18%	8.68%	5.09%
Class I After Taxes on Distributions and Sales	Apr 8, 2005	18.87%	8.25%	4.88%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Special Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Special Small Cap Value Fund	Institutional Class Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Special Small Cap Value Fund		Institutional Class Institutional Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.04%
Fee Waivers		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.94% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Special Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Institutional Prospectus	97	313	556	1,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Special Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Institutional Class	Jul 30, 2010	22.96%	4.19%	9.39%
Institutional Class After Taxes on Distributions	Jul 30, 2010	22.96%	2.95%	8.13%
Institutional Class After Taxes on Distributions and Sales	Jul 30, 2010	14.92%	3.47%	8.00%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Traditional Small Cap Growth Fund	Institutional Class Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Traditional Small Cap Growth Fund		Institutional Class Institutional Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%
[1]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Traditional Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Institutional Prospectus	101	322	567	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Traditional Small Cap Growth Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Institutional Class	Nov 19, 1997	27.62%	5.28%	4.08%
Institutional Class After Taxes on Distributions	Nov 19, 1997	27.62%	4.39%	3.47%
Institutional Class After Taxes on Distributions and Sales	Nov 19, 1997	17.95%	4.45%	3.46%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.96%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009 +25.52%
Lowest Quarter:  4th Quarter 2008 -30.46%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Aug 31, 2006	19.20%	4.26%	8.27%
Class I After Taxes on Distributions	Aug 31, 2006	18.84%	3.75%	7.78%
Class I After Taxes on Distributions and Sales	Aug 31, 2006	12.61%	3.56%	7.16%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.93%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.93%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	10 Years
Class I	Jul 31, 2007	19.84%	7.18%	12.40%
Class I After Taxes on Distributions	Jul 31, 2007	19.61%	6.33%	11.50%
Class I After Taxes on Distributions and Sales	Jul 31, 2007	13.06%	6.08%	10.92%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Class I Institutional Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Class I Institutional Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Institutional Prospectus	103	334	584	1,300

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.76%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Institutional Prospectus	Inception Date	1 Year	5 Years	Since Inception
Class I	Apr 8, 2005	20.20%	2.66%	9.08%
Class I After Taxes on Distributions	Apr 8, 2005	20.20%	2.01%	7.97%
Class I After Taxes on Distributions and Sales	Apr 8, 2005	13.13%	2.04%	7.44%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Investor Prospectus | WF Intrinsic Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Intrinsic Small Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Intrinsic Small Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.76%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.57%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.50%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.49% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Intrinsic Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	153	489	849	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.85%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Intrinsic Small Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	Since Inception
Investor Class	Mar 28, 2002	19.62%	2.12%	8.71%
Investor Class After Taxes on Distributions	Mar 28, 2002	19.62%	1.52%	7.63%
Investor Class After Taxes on Distributions and Sales	Mar 28, 2002	12.76%	1.60%	7.12%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Growth Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Growth Fund		Investor Class Investor Prospectus
Management Fees		0.79%
Distribution (12b-1) Fees		none
Other Expenses		0.67%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.47%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.47%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009 +25.31%
Lowest Quarter:  4th Quarter 2008 -27.27%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Growth Fund Investor Prospectus	Inception Date	1 Year	5 Years	10 Years
Investor Class	Apr 8, 2005	26.38%	9.58%	5.57%
Investor Class After Taxes on Distributions	Apr 8, 2005	25.40%	7.95%	4.58%
Investor Class After Taxes on Distributions and Sales	Apr 8, 2005	18.45%	7.62%	4.43%
Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small/Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small/Mid Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small/Mid Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.70%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.46%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.46%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2009 +25.35%
Lowest Quarter:  4th Quarter 2008 -30.53%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small/Mid Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	Since Inception
Investor Class	Mar 28, 2002	18.50%	3.70%	7.91%
Investor Class After Taxes on Distributions	Mar 28, 2002	18.29%	3.26%	7.45%
Investor Class After Taxes on Distributions and Sales	Mar 28, 2002	12.10%	3.10%	6.85%
Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.82%	3.85%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Small Cap Value Fund	Investor Class Investor Prospectus
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Small Cap Value Fund		Investor Class Investor Prospectus
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.66%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.35%
[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Investor Prospectus	137	445	774	1,706

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.88%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Small Cap Value Fund Investor Prospectus	Inception Date	1 Year	5 Years	10 Years
Investor Class	Dec 31, 1997	19.40%	6.88%	12.24%
Investor Class After Taxes on Distributions	Dec 31, 1997	19.26%	6.09%	11.37%
Investor Class After Taxes on Distributions and Sales	Dec 31, 1997	12.70%	5.84%	10.79%
Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees	0 Months Ended
Mar. 11, 2011
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | WF Small/Mid Cap Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail Prospectus | WF Small Cap Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | WF Small Cap Value Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail Prospectus | WF Small Cap Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail Prospectus | WF Small Cap Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | WF Small Cap Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail Prospectus | WF Small Cap Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | WF Small Cap Value Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | WF Small Cap Value Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | WF Small Cap Growth Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor Prospectus | WF Small Cap Value Fund | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor Prospectus | WF Small Cap Growth Fund | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses	0 Months Ended
	Mar. 11, 2011
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.39%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	[1]
Retail Prospectus | WF Small/Mid Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.14%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.14%	[1]
Retail Prospectus | WF Small Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[2]
Retail Prospectus | WF Small Cap Value Fund | Class B
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[2]
Retail Prospectus | WF Small Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[2]
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.46%	[3]
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.25%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.21%	[3]
Retail Prospectus | WF Small Cap Growth Fund | Class A
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	[4]
Retail Prospectus | WF Small Cap Growth Fund | Class B
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.15%	[4]
Retail Prospectus | WF Small Cap Growth Fund | Class C
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.15%	[4]
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[5]
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class B
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[5]
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[5]
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.34%	[6]
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	2.09%	[6]
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[7]
Administrator Prospectus | WF Small Cap Value Fund | Admin Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[8]
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[9]
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[9]
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[10]
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[11]
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[9]
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[12]
Institutional Prospectus | WF Small Cap Value Fund | Class I
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[12]
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[13]
Institutional Prospectus | WF Small Cap Growth Fund | Class I
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[14]
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[15]
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[16]
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.46%	[17]
Investor Prospectus | WF Small Cap Value Fund | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[18]
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[19]
Investor Prospectus | WF Small Cap Growth Fund | Investor Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[20]

[1]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[2]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[3]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.45% for Class A and 2.20% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[4]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A, 2.15% for Class B, and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[5]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.34% for Class A, 2.09% for Class B, and 2.09% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[6]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 2.08% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[7]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[8]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[9]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[10]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[11]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[12]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[13]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[14]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.90% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[15]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.94% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[16]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[17]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[18]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[19]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.49% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[20]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Total Returns	0 Months Ended
Mar. 11, 2011
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A
Bar Chart Table:
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.32%
Annual Return 2006	13.41%
Annual Return 2007	(1.00%)
Annual Return 2008	(43.90%)
Annual Return 2009	61.03%
Annual Return 2010	18.61%
Retail Prospectus | WF Small Cap Value Fund | Class A
Bar Chart Table:
Annual Return 2001	17.70%
Annual Return 2002	(6.20%)
Annual Return 2003	48.49%
Annual Return 2004	19.89%
Annual Return 2005	14.82%
Annual Return 2006	12.92%
Annual Return 2007	10.26%
Annual Return 2008	(38.37%)
Annual Return 2009	51.78%
Annual Return 2010	19.36%
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A
Bar Chart Table:
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.64%)
Annual Return 2006	18.43%
Annual Return 2007	(4.79%)
Annual Return 2008	(34.33%)
Annual Return 2009	25.51%
Annual Return 2010	19.63%
Retail Prospectus | WF Small Cap Growth Fund | Class A
Bar Chart Table:
Annual Return 2001	(12.65%)
Annual Return 2002	(29.51%)
Annual Return 2003	47.88%
Annual Return 2004	13.63%
Annual Return 2005	6.07%
Annual Return 2006	22.37%
Annual Return 2007	13.40%
Annual Return 2008	(39.81%)
Annual Return 2009	50.67%
Annual Return 2010	26.41%
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A
Bar Chart Table:
Annual Return 2001	18.13%
Annual Return 2002	(7.04%)
Annual Return 2003	35.36%
Annual Return 2004	20.04%
Annual Return 2005	10.43%
Annual Return 2006	21.41%
Annual Return 2007	(8.09%)
Annual Return 2008	(31.75%)
Annual Return 2009	29.86%
Annual Return 2010	22.60%
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A
Bar Chart Table:
Annual Return 2001	(7.19%)
Annual Return 2002	(26.86%)
Annual Return 2003	38.75%
Annual Return 2004	13.68%
Annual Return 2005	6.19%
Annual Return 2006	10.51%
Annual Return 2007	10.64%
Annual Return 2008	(41.79%)
Annual Return 2009	40.94%
Annual Return 2010	27.22%
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class
Bar Chart Table:
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.62%
Annual Return 2006	13.91%
Annual Return 2007	(0.67%)
Annual Return 2008	(43.74%)
Annual Return 2009	61.38%
Annual Return 2010	18.91%
Administrator Prospectus | WF Small Cap Value Fund | Admin Class
Bar Chart Table:
Annual Return 2001	17.99%
Annual Return 2002	(6.13%)
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.52%
Annual Return 2008	(38.06%)
Annual Return 2009	52.61%
Annual Return 2010	19.76%
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class
Bar Chart Table:
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.34%)
Annual Return 2006	18.89%
Annual Return 2007	(4.53%)
Annual Return 2008	(34.15%)
Annual Return 2009	25.83%
Annual Return 2010	19.98%
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class
Bar Chart Table:
Annual Return 2001	(12.65%)
Annual Return 2002	(29.51%)
Annual Return 2003	48.02%
Annual Return 2004	13.80%
Annual Return 2005	6.30%
Annual Return 2006	22.59%
Annual Return 2007	13.69%
Annual Return 2008	(39.73%)
Annual Return 2009	51.05%
Annual Return 2010	26.70%
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin
Bar Chart Table:
Annual Return 2001	18.46%
Annual Return 2002	(6.81%)
Annual Return 2003	35.65%
Annual Return 2004	20.42%
Annual Return 2005	10.78%
Annual Return 2006	21.70%
Annual Return 2007	(7.86%)
Annual Return 2008	(31.59%)
Annual Return 2009	30.19%
Annual Return 2010	22.96%
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class
Bar Chart Table:
Annual Return 2001	(7.00%)
Annual Return 2002	(26.66%)
Annual Return 2003	39.13%
Annual Return 2004	14.00%
Annual Return 2005	6.57%
Annual Return 2006	10.75%
Annual Return 2007	11.01%
Annual Return 2008	(41.66%)
Annual Return 2010	41.32%
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class
Bar Chart Table:
Annual Return 2001	12.94%
Annual Return 2002	(18.94%)
Annual Return 2003	36.89%
Annual Return 2004	25.83%
Annual Return 2005	6.36%
Annual Return 2006	21.79%
Annual Return 2007	11.07%
Annual Return 2008	(32.23%)
Annual Return 2009	33.82%
Annual Return 2010	20.83%
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.62%
Annual Return 2006	13.97%
Annual Return 2007	(0.51%)
Annual Return 2008	(43.65%)
Annual Return 2009	61.72%
Annual Return 2010	19.20%
Institutional Prospectus | WF Small Cap Value Fund | Class I
Bar Chart Table:
Annual Return 2001	17.99%
Annual Return 2002	(6.13%)
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.52%
Annual Return 2008	(38.06%)
Annual Return 2009	52.61%
Annual Return 2010	19.84%
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.28%)
Annual Return 2006	19.19%
Annual Return 2007	(4.37%)
Annual Return 2008	(33.97%)
Annual Return 2009	26.04%
Annual Return 2010	20.20%
Institutional Prospectus | WF Small Cap Growth Fund | Class I
Bar Chart Table:
Annual Return 2001	(12.65%)
Annual Return 2002	(29.51%)
Annual Return 2003	48.02%
Annual Return 2004	13.80%
Annual Return 2005	6.56%
Annual Return 2006	22.96%
Annual Return 2007	13.98%
Annual Return 2008	(39.56%)
Annual Return 2009	51.56%
Annual Return 2010	27.12%
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	18.46%
Annual Return 2002	(6.81%)
Annual Return 2003	35.65%
Annual Return 2004	20.42%
Annual Return 2005	10.78%
Annual Return 2006	21.70%
Annual Return 2007	(7.86%)
Annual Return 2008	(31.59%)
Annual Return 2009	30.19%
Annual Return 2010	22.96%
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	(7.00%)
Annual Return 2002	(26.66%)
Annual Return 2003	39.13%
Annual Return 2004	14.00%
Annual Return 2005	6.57%
Annual Return 2006	10.75%
Annual Return 2007	11.01%
Annual Return 2008	(41.66%)
Annual Return 2009	41.32%
Annual Return 2010	27.62%
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003	58.44%
Annual Return 2004	19.37%
Annual Return 2005	13.32%
Annual Return 2006	13.41%
Annual Return 2007	(1.09%)
Annual Return 2008	(43.92%)
Annual Return 2009	60.84%
Annual Return 2010	18.50%
Investor Prospectus | WF Small Cap Value Fund | Investor Class
Bar Chart Table:
Annual Return 2001	17.99%
Annual Return 2002	(6.13%)
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.32%
Annual Return 2008	(38.31%)
Annual Return 2009	51.90%
Annual Return 2010	19.40%
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003	62.53%
Annual Return 2004	27.04%
Annual Return 2005	(0.64%)
Annual Return 2006	18.43%
Annual Return 2007	(4.79%)
Annual Return 2008	(34.32%)
Annual Return 2009	25.39%
Annual Return 2010	19.62%
Investor Prospectus | WF Small Cap Growth Fund | Investor Class
Bar Chart Table:
Annual Return 2001	(12.80%)
Annual Return 2002	(29.63%)
Annual Return 2003	47.63%
Annual Return 2004	13.44%
Annual Return 2005	5.95%
Annual Return 2006	22.05%
Annual Return 2007	13.22%
Annual Return 2008	(39.90%)
Annual Return 2009	50.54%
Annual Return 2010	26.38%

Average Annual Total Returns	0 Months Ended
Mar. 11, 2011
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A
Average Annual Return:
1 Year	11.80%
5 Years	2.55%
Since Inception	7.22%
Inception Date	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	11.55%
5 Years	2.08%
Since Inception	6.75%
Inception Date	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.75%
5 Years	2.09%
Since Inception	6.22%
Inception Date	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class C
Average Annual Return:
1 Year	16.70%
5 Years	3.06%
Since Inception	7.38%
Inception Date	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.82%
5 Years	3.85%
Since Inception	7.63%
Retail Prospectus | WF Small Cap Value Fund | Class A
Average Annual Return:
1 Year	12.49%
5 Years	5.55%
10 Years	11.45%
Inception Date	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	12.35%
5 Years	4.76%
10 Years	10.58%
Inception Date	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.21%
5 Years	4.68%
10 Years	10.05%
Inception Date	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class B
Average Annual Return:
1 Year	13.40%
5 Years	5.69%
10 Years	11.53%
Inception Date	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class C
Average Annual Return:
1 Year	17.48%
5 Years	6.02%
10 Years	11.30%
Inception Date	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A
Average Annual Return:
1 Year	12.78%
5 Years	0.94%
Since Inception	7.99%
Inception Date	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	12.78%
5 Years	0.34%
Since Inception	6.91%
Inception Date	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.30%
5 Years	0.59%
Since Inception	6.47%
Inception Date	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class C
Average Annual Return:
1 Year	17.75%
5 Years	1.44%
Since Inception	8.08%
Inception Date	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Since Inception	6.91%
Retail Prospectus | WF Small Cap Growth Fund | Class A
Average Annual Return:
1 Year	19.14%
5 Years	8.44%
10 Years	5.11%
Inception Date	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	18.22%
5 Years	6.83%
10 Years	4.12%
Inception Date	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.66%
5 Years	6.62%
10 Years	4.02%
Inception Date	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class B
Average Annual Return:
1 Year	20.49%
5 Years	8.61%
10 Years	5.18%
Inception Date	Jun 6, 2003
Retail Prospectus | WF Small Cap Growth Fund | Class C
Average Annual Return:
1 Year	24.54%
5 Years	8.90%
10 Years	4.95%
Inception Date	Jun 6, 2003
Retail Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A
Average Annual Return:
1 Year	15.52%
5 Years	2.71%
10 Years	8.46%
Inception Date	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	15.52%
5 Years	1.52%
10 Years	7.26%
Inception Date	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.09%
5 Years	2.21%
10 Years	7.19%
Inception Date	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class B
Average Annual Return:
1 Year	16.68%
5 Years	2.86%
10 Years	8.54%
Inception Date	Mar 26, 1999
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class C
Average Annual Return:
1 Year	20.72%
5 Years	3.15%
10 Years	8.30%
Inception Date	Dec 12, 2000
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A
Average Annual Return:
1 Year	19.90%
5 Years	3.76%
10 Years	3.18%
Inception Date	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	19.90%
5 Years	2.87%
10 Years	2.56%
Inception Date	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.93%
5 Years	3.14%
10 Years	2.67%
Inception Date	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class C
Average Annual Return:
1 Year	25.90%
5 Years	4.94%
10 Years	3.77%
Inception Date	Jul 30, 2010
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class
Average Annual Return:
1 Year	18.91%
5 Years	4.08%
Since Inception	8.17%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	18.60%
5 Years	3.60%
Since Inception	7.69%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.41%
5 Years	3.42%
Since Inception	7.08%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.82%
5 Years	3.85%
Since Inception	7.63%
Administrator Prospectus | WF Small Cap Value Fund | Admin Class
Average Annual Return:
1 Year	19.76%
5 Years	7.17%
10 Years	12.39%
Inception Date	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	19.36%
5 Years	6.25%
10 Years	11.46%
Inception Date	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.84%
5 Years	6.00%
10 Years	10.88%
Inception Date	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class
Average Annual Return:
1 Year	19.98%
5 Years	2.45%
Since Inception	8.94%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	19.98%
5 Years	1.82%
Since Inception	7.85%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.99%
5 Years	1.87%
Since Inception	7.32%
Inception Date	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Since Inception	6.91%
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class
Average Annual Return:
1 Year	26.70%
5 Years	9.96%
10 Years	5.89%
Inception Date	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	25.74%
5 Years	8.34%
10 Years	4.90%
Inception Date	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.62%
5 Years	7.96%
10 Years	4.72%
Inception Date	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin
Average Annual Return:
1 Year	22.96%
5 Years	4.19%
10 Years	9.39%
Inception Date	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	22.96%
5 Years	2.95%
10 Years	8.13%
Inception Date	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.92%
5 Years	3.47%
10 Years	8.00%
Inception Date	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class
Average Annual Return:
1 Year	27.47%
5 Years	5.26%
10 Years	4.07%
Inception Date	Feb 7, 1995
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	27.47%
5 Years	4.37%
10 Years	3.45%
Inception Date	Apr 8, 2005
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.85%
5 Years	4.43%
10 Years	3.45%
Inception Date	Apr 8, 2005
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class
Average Annual Return:
1 Year	20.83%
5 Years	8.19%
10 Years	9.54%
Inception Date	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class | After Taxes on Distributions
Average Annual Return:
1 Year	20.83%
5 Years	6.79%
10 Years	7.99%
Inception Date	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.54%
5 Years	6.62%
10 Years	7.74%
Inception Date	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Russell 2000® Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I
Average Annual Return:
1 Year	19.20%
5 Years	4.26%
10 Years	8.27%
Inception Date	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I | After Taxes on Distributions
Average Annual Return:
1 Year	18.84%
5 Years	3.75%
10 Years	7.78%
Inception Date	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.61%
5 Years	3.56%
10 Years	7.16%
Inception Date	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.82%
5 Years	3.85%
10 Years	7.63%
Institutional Prospectus | WF Small Cap Value Fund | Class I
Average Annual Return:
1 Year	19.84%
5 Years	7.18%
10 Years	12.40%
Inception Date	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Class I | After Taxes on Distributions
Average Annual Return:
1 Year	19.61%
5 Years	6.33%
10 Years	11.50%
Inception Date	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.06%
5 Years	6.08%
10 Years	10.92%
Inception Date	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I
Average Annual Return:
1 Year	20.20%
5 Years	2.66%
Since Inception	9.08%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I | After Taxes on Distributions
Average Annual Return:
1 Year	20.20%
5 Years	2.01%
Since Inception	7.97%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.13%
5 Years	2.04%
Since Inception	7.44%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Since Inception	6.91%
Institutional Prospectus | WF Small Cap Growth Fund | Class I
Average Annual Return:
1 Year	27.12%
5 Years	10.29%
10 Years	6.08%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Class I | After Taxes on Distributions
Average Annual Return:
1 Year	26.18%
5 Years	8.68%
10 Years	5.09%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.87%
5 Years	8.25%
10 Years	4.88%
Inception Date	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class
Average Annual Return:
1 Year	22.96%
5 Years	4.19%
10 Years	9.39%
Inception Date	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	22.96%
5 Years	2.95%
10 Years	8.13%
Inception Date	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.92%
5 Years	3.47%
10 Years	8.00%
Inception Date	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class
Average Annual Return:
1 Year	27.62%
5 Years	5.28%
10 Years	4.08%
Inception Date	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	27.62%
5 Years	4.39%
10 Years	3.47%
Inception Date	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.95%
5 Years	4.45%
10 Years	3.46%
Inception Date	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class
Average Annual Return:
1 Year	18.50%
5 Years	3.70%
Since Inception	7.91%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	18.29%
5 Years	3.26%
Since Inception	7.45%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.10%
5 Years	3.10%
Since Inception	6.85%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.82%
5 Years	3.85%
Since Inception	7.63%
Investor Prospectus | WF Small Cap Value Fund | Investor Class
Average Annual Return:
1 Year	19.40%
5 Years	6.88%
10 Years	12.24%
Inception Date	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	19.26%
5 Years	6.09%
10 Years	11.37%
Inception Date	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.70%
5 Years	5.84%
10 Years	10.79%
Inception Date	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class
Average Annual Return:
1 Year	19.62%
5 Years	2.12%
Since Inception	8.71%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	19.62%
5 Years	1.52%
Since Inception	7.63%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.76%
5 Years	1.60%
Since Inception	7.12%
Inception Date	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
Since Inception	6.91%
Investor Prospectus | WF Small Cap Growth Fund | Investor Class
Average Annual Return:
1 Year	26.38%
5 Years	9.58%
10 Years	5.57%
Inception Date	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	25.40%
5 Years	7.95%
10 Years	4.58%
Inception Date	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.45%
5 Years	7.62%
10 Years	4.43%
Inception Date	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Retail Prospectus | WF Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:3rd Quarter 2009 +25.43%
Lowest Quarter: 4th Quarter 2008 -30.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | WF Small/Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.39%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Annual Return 2003	rr_AnnualReturn2003	58.44%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	13.32%
Annual Return 2006	rr_AnnualReturn2006	13.41%
Annual Return 2007	rr_AnnualReturn2007	(1.00%)
Annual Return 2008	rr_AnnualReturn2008	(43.90%)
Annual Return 2009	rr_AnnualReturn2009	61.03%
Annual Return 2010	rr_AnnualReturn2010	18.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.55%)
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.14%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Retail Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Retail Prospectus | WF Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +22.44%
Lowest Quarter:  4th Quarter 2008 -24.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | WF Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Annual Return 2001	rr_AnnualReturn2001	17.70%
Annual Return 2002	rr_AnnualReturn2002	(6.20%)
Annual Return 2003	rr_AnnualReturn2003	48.49%
Annual Return 2004	rr_AnnualReturn2004	19.89%
Annual Return 2005	rr_AnnualReturn2005	14.82%
Annual Return 2006	rr_AnnualReturn2006	12.92%
Annual Return 2007	rr_AnnualReturn2007	10.26%
Annual Return 2008	rr_AnnualReturn2008	(38.37%)
Annual Return 2009	rr_AnnualReturn2009	51.78%
Annual Return 2010	rr_AnnualReturn2010	19.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	11.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.35%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	10.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.07%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,157
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	11.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.07%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	11.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
Retail Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Retail Prospectus | WF Intrinsic Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.90%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.46%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,018
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,259
Annual Return 2003	rr_AnnualReturn2003	62.53%
Annual Return 2004	rr_AnnualReturn2004	27.04%
Annual Return 2005	rr_AnnualReturn2005	(0.64%)
Annual Return 2006	rr_AnnualReturn2006	18.43%
Annual Return 2007	rr_AnnualReturn2007	(4.79%)
Annual Return 2008	rr_AnnualReturn2008	(34.33%)
Annual Return 2009	rr_AnnualReturn2009	25.51%
Annual Return 2010	rr_AnnualReturn2010	19.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.90%)
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.21%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	699
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,582
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	699
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,582
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Retail Prospectus | WF Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009 +25.38%
Lowest Quarter:  4th Quarter 2008 -27.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | WF Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Annual Return 2001	rr_AnnualReturn2001	(12.65%)
Annual Return 2002	rr_AnnualReturn2002	(29.51%)
Annual Return 2003	rr_AnnualReturn2003	47.88%
Annual Return 2004	rr_AnnualReturn2004	13.63%
Annual Return 2005	rr_AnnualReturn2005	6.07%
Annual Return 2006	rr_AnnualReturn2006	22.37%
Annual Return 2007	rr_AnnualReturn2007	13.40%
Annual Return 2008	rr_AnnualReturn2008	(39.81%)
Annual Return 2009	rr_AnnualReturn2009	50.67%
Annual Return 2010	rr_AnnualReturn2010	26.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
1 Year	rr_AverageAnnualReturnYear01	19.14%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1990
Retail Prospectus | WF Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,203
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,203
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	8.61%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2003
Retail Prospectus | WF Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
1 Year	rr_AverageAnnualReturnYear01	24.54%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2003
Retail Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Retail Prospectus | Wells Fargo Special Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +23.78%
Lowest Quarter:  4th Quarter 2008 -26.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,211
Annual Return 2001	rr_AnnualReturn2001	18.13%
Annual Return 2002	rr_AnnualReturn2002	(7.04%)
Annual Return 2003	rr_AnnualReturn2003	35.36%
Annual Return 2004	rr_AnnualReturn2004	20.04%
Annual Return 2005	rr_AnnualReturn2005	10.43%
Annual Return 2006	rr_AnnualReturn2006	21.41%
Annual Return 2007	rr_AnnualReturn2007	(8.09%)
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	29.86%
Annual Return 2010	rr_AnnualReturn2010	22.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.08%)
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,257
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,257
1 Year	rr_AverageAnnualReturnYear01	16.68%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 1999
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,535
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,535
1 Year	rr_AverageAnnualReturnYear01	20.72%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2000
Retail Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 45 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 44 of the Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2001 +25.43%
Lowest Quarter:  4th Quarter 2008 -26.57%

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.57%)
Performance Table Heading	rr_PerformanceTableHeading
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,219
Annual Return 2001	rr_AnnualReturn2001	(7.19%)
Annual Return 2002	rr_AnnualReturn2002	(26.86%)
Annual Return 2003	rr_AnnualReturn2003	38.75%
Annual Return 2004	rr_AnnualReturn2004	13.68%
Annual Return 2005	rr_AnnualReturn2005	6.19%
Annual Return 2006	rr_AnnualReturn2006	10.51%
Annual Return 2007	rr_AnnualReturn2007	10.64%
Annual Return 2008	rr_AnnualReturn2008	(41.79%)
Annual Return 2009	rr_AnnualReturn2009	40.94%
Annual Return 2010	rr_AnnualReturn2010	27.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2001
1 Year	rr_AverageAnnualReturnYear01	19.90%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.90%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.09%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,542
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,542
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	4.94%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Retail Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Administrator Prospectus | WF Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +25.53%
Lowest Quarter:  4th Quarter 2008 -30.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,482
Annual Return 2003	rr_AnnualReturn2003	58.44%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	13.62%
Annual Return 2006	rr_AnnualReturn2006	13.91%
Annual Return 2007	rr_AnnualReturn2007	(0.67%)
Annual Return 2008	rr_AnnualReturn2008	(43.74%)
Annual Return 2009	rr_AnnualReturn2009	61.38%
Annual Return 2010	rr_AnnualReturn2010	18.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.60%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Administrator Prospectus | WF Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Value Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.12%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,447
Annual Return 2001	rr_AnnualReturn2001	17.99%
Annual Return 2002	rr_AnnualReturn2002	(6.13%)
Annual Return 2003	rr_AnnualReturn2003	48.70%
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	15.03%
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	10.52%
Annual Return 2008	rr_AnnualReturn2008	(38.06%)
Annual Return 2009	rr_AnnualReturn2009	52.61%
Annual Return 2010	rr_AnnualReturn2010	19.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	12.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Administrator Prospectus | WF Intrinsic Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2003	rr_AnnualReturn2003	62.53%
Annual Return 2004	rr_AnnualReturn2004	27.04%
Annual Return 2005	rr_AnnualReturn2005	(0.34%)
Annual Return 2006	rr_AnnualReturn2006	18.89%
Annual Return 2007	rr_AnnualReturn2007	(4.53%)
Annual Return 2008	rr_AnnualReturn2008	(34.15%)
Annual Return 2009	rr_AnnualReturn2009	25.83%
Annual Return 2010	rr_AnnualReturn2010	19.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.99%
5 Years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Administrator Prospectus | WF Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009 +25.27%
Lowest Quarter:  4th Quarter 2008 -27.20%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Growth Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	678
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Annual Return 2001	rr_AnnualReturn2001	(12.65%)
Annual Return 2002	rr_AnnualReturn2002	(29.51%)
Annual Return 2003	rr_AnnualReturn2003	48.02%
Annual Return 2004	rr_AnnualReturn2004	13.80%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	22.59%
Annual Return 2007	rr_AnnualReturn2007	13.69%
Annual Return 2008	rr_AnnualReturn2008	(39.73%)
Annual Return 2009	rr_AnnualReturn2009	51.05%
Annual Return 2010	rr_AnnualReturn2010	26.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.20%)
1 Year	rr_AverageAnnualReturnYear01	26.70%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.74%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.62%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2003
Administrator Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,541
Annual Return 2001	rr_AnnualReturn2001	18.46%
Annual Return 2002	rr_AnnualReturn2002	(6.81%)
Annual Return 2003	rr_AnnualReturn2003	35.65%
Annual Return 2004	rr_AnnualReturn2004	20.42%
Annual Return 2005	rr_AnnualReturn2005	10.78%
Annual Return 2006	rr_AnnualReturn2006	21.70%
Annual Return 2007	rr_AnnualReturn2007	(7.86%)
Annual Return 2008	rr_AnnualReturn2008	(31.59%)
Annual Return 2009	rr_AnnualReturn2009	30.19%
Annual Return 2010	rr_AnnualReturn2010	22.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
1 Year	rr_AverageAnnualReturnYear01	22.96%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.96%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,570
Annual Return 2001	rr_AnnualReturn2001	(7.00%)
Annual Return 2002	rr_AnnualReturn2002	(26.66%)
Annual Return 2003	rr_AnnualReturn2003	39.13%
Annual Return 2004	rr_AnnualReturn2004	14.00%
Annual Return 2005	rr_AnnualReturn2005	6.57%
Annual Return 2006	rr_AnnualReturn2006	10.75%
Annual Return 2007	rr_AnnualReturn2007	11.01%
Annual Return 2008	rr_AnnualReturn2008	(41.66%)
Annual Return 2010	rr_AnnualReturn2010	41.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
1 Year	rr_AverageAnnualReturnYear01	27.47%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1995
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.47%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Administrator Prospectus | WF Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies. Currently, we consider small capitalization companies to be those with market capitalizations of  $3 billion or less. This includes common stocks, securities convertible into common stocks and, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. We also may invest to a limited degree in non-convertible debt securities and preferred stocks. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We actively manage a diversified portfolio of securities of companies that we believe can generate above-average earnings growth and reasonable valuations relative to the company's historical position and competitive peer group. We use a bottom-up fundamental research driven process in our stock selection. In selecting securities for the Fund, we seek to identify companies that either are rapidly growing (usually with relatively short operating histories) or emerging from a period of dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or other measures taken to narrow the gap between share price and takeover/asset value.

We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity, or when a company's fundamentals change (product failure, change in management, margin compression and/or change to the competitive landscape). We will also consider selling a stock if the stock's price target has been met.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009 +19.83%
Lowest Quarter:  4th Quarter 2008 -24.06%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.23%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Annual Return 2001	rr_AnnualReturn2001	12.94%
Annual Return 2002	rr_AnnualReturn2002	(18.94%)
Annual Return 2003	rr_AnnualReturn2003	36.89%
Annual Return 2004	rr_AnnualReturn2004	25.83%
Annual Return 2005	rr_AnnualReturn2005	6.36%
Annual Return 2006	rr_AnnualReturn2006	21.79%
Annual Return 2007	rr_AnnualReturn2007	11.07%
Annual Return 2008	rr_AnnualReturn2008	(32.23%)
Annual Return 2009	rr_AnnualReturn2009	33.82%
Annual Return 2010	rr_AnnualReturn2010	20.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Admin Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1993
Administrator Prospectus | WF Small Cap Opportunities Fund | Russell 2000® Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Institutional Prospectus | WF Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +25.52%
Lowest Quarter:  4th Quarter 2008 -30.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	58.44%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	13.62%
Annual Return 2006	rr_AnnualReturn2006	13.97%
Annual Return 2007	rr_AnnualReturn2007	(0.51%)
Annual Return 2008	rr_AnnualReturn2008	(43.65%)
Annual Return 2009	rr_AnnualReturn2009	61.72%
Annual Return 2010	rr_AnnualReturn2010	19.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.46%)
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.84%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Institutional Prospectus | WF Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	17.99%
Annual Return 2002	rr_AnnualReturn2002	(6.13%)
Annual Return 2003	rr_AnnualReturn2003	48.70%
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	15.03%
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	10.52%
Annual Return 2008	rr_AnnualReturn2008	(38.06%)
Annual Return 2009	rr_AnnualReturn2009	52.61%
Annual Return 2010	rr_AnnualReturn2010	19.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
1 Year	rr_AverageAnnualReturnYear01	19.84%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.61%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	11.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Institutional Prospectus | WF Intrinsic Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,300
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	62.53%
Annual Return 2004	rr_AnnualReturn2004	27.04%
Annual Return 2005	rr_AnnualReturn2005	(0.28%)
Annual Return 2006	rr_AnnualReturn2006	19.19%
Annual Return 2007	rr_AnnualReturn2007	(4.37%)
Annual Return 2008	rr_AnnualReturn2008	(33.97%)
Annual Return 2009	rr_AnnualReturn2009	26.04%
Annual Return 2010	rr_AnnualReturn2010	20.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
1 Year	rr_AverageAnnualReturnYear01	20.20%
5 Years	rr_AverageAnnualReturnYear05	2.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.20%
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Institutional Prospectus | WF Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009 +25.47%
Lowest Quarter:  4th Quarter 2008 -27.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | WF Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,184
Annual Return 2001	rr_AnnualReturn2001	(12.65%)
Annual Return 2002	rr_AnnualReturn2002	(29.51%)
Annual Return 2003	rr_AnnualReturn2003	48.02%
Annual Return 2004	rr_AnnualReturn2004	13.80%
Annual Return 2005	rr_AnnualReturn2005	6.56%
Annual Return 2006	rr_AnnualReturn2006	22.96%
Annual Return 2007	rr_AnnualReturn2007	13.98%
Annual Return 2008	rr_AnnualReturn2008	(39.56%)
Annual Return 2009	rr_AnnualReturn2009	51.56%
Annual Return 2010	rr_AnnualReturn2010	27.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
1 Year	rr_AverageAnnualReturnYear01	27.12%
5 Years	rr_AverageAnnualReturnYear05	10.29%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.18%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Institutional Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from August 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000(TM) Index. The market capitalization range of the Russell 2000(TM) Index was  $25.9 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +23.80%
Lowest Quarter:  4th Quarter 2008 -26.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,254
Annual Return 2001	rr_AnnualReturn2001	18.46%
Annual Return 2002	rr_AnnualReturn2002	(6.81%)
Annual Return 2003	rr_AnnualReturn2003	35.65%
Annual Return 2004	rr_AnnualReturn2004	20.42%
Annual Return 2005	rr_AnnualReturn2005	10.78%
Annual Return 2006	rr_AnnualReturn2006	21.70%
Annual Return 2007	rr_AnnualReturn2007	(7.86%)
Annual Return 2008	rr_AnnualReturn2008	(31.59%)
Annual Return 2009	rr_AnnualReturn2009	30.19%
Annual Return 2010	rr_AnnualReturn2010	22.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
1 Year	rr_AverageAnnualReturnYear01	22.96%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.96%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional Prospectus | Wells Fargo Special Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from October 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was approximately  $25.9 million to  $2.5 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The core of our research process is the rigorous analysis of each portfolio candidate to identify superior opportunities in each of three categories: First, we develop a strong multi-year investment thesis for each company. Next, we identify catalysts that will drive long-term sustainable earnings growth in excess of current market expectations. Lastly, we look for attractive valuations that do not fully reflect the company's long term growth potential. Once each of these three categories is satisfied (thesis, catalysts, and valuation), a company is added to the portfolio. We sell stocks if our thesis or valuation is fully reflected in the stock price, if we recognize deterioration in thesis or a change in catalysts, or if an alternate stock with superior attributes has been identified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2001 +25.44%
Lowest Quarter:  4th Quarter 2008 -26.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(7.00%)
Annual Return 2002	rr_AnnualReturn2002	(26.66%)
Annual Return 2003	rr_AnnualReturn2003	39.13%
Annual Return 2004	rr_AnnualReturn2004	14.00%
Annual Return 2005	rr_AnnualReturn2005	6.57%
Annual Return 2006	rr_AnnualReturn2006	10.75%
Annual Return 2007	rr_AnnualReturn2007	11.01%
Annual Return 2008	rr_AnnualReturn2008	(41.66%)
Annual Return 2009	rr_AnnualReturn2009	41.32%
Annual Return 2010	rr_AnnualReturn2010	27.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 1997
Institutional Prospectus | Wells Fargo Advantage Traditional Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Investor Prospectus | WF Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009 +25.35%
Lowest Quarter:  4th Quarter 2008 -30.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.46%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	58.44%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	13.32%
Annual Return 2006	rr_AnnualReturn2006	13.41%
Annual Return 2007	rr_AnnualReturn2007	(1.09%)
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	60.84%
Annual Return 2010	rr_AnnualReturn2010	18.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.53%)
1 Year	rr_AverageAnnualReturnYear01	18.50%
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.29%
5 Years	rr_AverageAnnualReturnYear05	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Small/Mid Cap Value Fund | Russell 2500(TM) Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Investor Prospectus | WF Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +22.53%
Lowest Quarter:  4th Quarter 2008 -24.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,706
Annual Return 2001	rr_AnnualReturn2001	17.99%
Annual Return 2002	rr_AnnualReturn2002	(6.13%)
Annual Return 2003	rr_AnnualReturn2003	48.70%
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	15.03%
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	10.32%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	51.90%
Annual Return 2010	rr_AnnualReturn2010	19.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.88%)
1 Year	rr_AverageAnnualReturnYear01	19.40%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Investor Prospectus | WF Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Investor Prospectus | WF Intrinsic Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500(TM) Index. The market capitalization range of the Russell 2500(TM) Index was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. We may use futures, options, or swap agreements, as well as other derivatives, to manage risk or enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2003 +34.64%
Lowest Quarter:  4th Quarter 2008 -26.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,861
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003	62.53%
Annual Return 2004	rr_AnnualReturn2004	27.04%
Annual Return 2005	rr_AnnualReturn2005	(0.64%)
Annual Return 2006	rr_AnnualReturn2006	18.43%
Annual Return 2007	rr_AnnualReturn2007	(4.79%)
Annual Return 2008	rr_AnnualReturn2008	(34.32%)
Annual Return 2009	rr_AnnualReturn2009	25.39%
Annual Return 2010	rr_AnnualReturn2010	19.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.85%)
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Investor Prospectus | WF Intrinsic Small Cap Value Fund | Russell 2000® Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Investor Prospectus | WF Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies that we believe have above-average growth potential. We define small-capitalization companies as those with market capitalizations at the time of purchase of less than  $2 billion. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market. We build the Fund's portfolio by selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a portfolio security to determine when we may potentially sell such security to avoid reacting to pressure caused by volatility in the broad small cap market. Such criteria may include a security reaching our target price (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009 +25.31%
Lowest Quarter:  4th Quarter 2008 -27.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor Prospectus | WF Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.47%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2001	rr_AnnualReturn2001	(12.80%)
Annual Return 2002	rr_AnnualReturn2002	(29.63%)
Annual Return 2003	rr_AnnualReturn2003	47.63%
Annual Return 2004	rr_AnnualReturn2004	13.44%
Annual Return 2005	rr_AnnualReturn2005	5.95%
Annual Return 2006	rr_AnnualReturn2006	22.05%
Annual Return 2007	rr_AnnualReturn2007	13.22%
Annual Return 2008	rr_AnnualReturn2008	(39.90%)
Annual Return 2009	rr_AnnualReturn2009	50.54%
Annual Return 2010	rr_AnnualReturn2010	26.38%
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.40%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Investor Prospectus | WF Small Cap Growth Fund | Russell 2000® Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.90% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[3]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[4]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A, 2.15% for Class B, and 2.15% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[5]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[6]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.94% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[7]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[8]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[9]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[10]

Funds Management has committed for through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 2.08% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[11]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[12]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[13]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[14]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[15]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[16]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[17]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.45% for Class A and 2.20% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[18]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[19]

Funds Management has committed through February 29, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.49% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[20]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[21]

Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.34% for Class A, 2.09% for Class B, and 2.09% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.